Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

12. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Payroll and welfare payables	2,816	3,027	433
Others	1,729	1,785	255
	4,545	4,812	688